Income tax expense/(benefit)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income tax expense/(benefit)	Income tax expense/(benefit)12.1. Income tax expense/(benefit)

	2025	2024	2023
	US$'000	US$'000	US$'000
		(Recast)	(Recast)
Current tax expense[1]	13,994	18,566	10,924
Deferred tax benefit	(12,135)	(14,336)	(12,538)
Income tax expense/(benefit)	1,859	4,230	(1,614)
1.The current tax expense is attributable to Telix Innovations SA and Telix Pharmaceuticals US Inc and is driven by the individual entity’s taxable profits.
12.2. Numerical reconciliation of prima facie tax payable to income tax expense/(benefit)

	2025	2024	2023
	US$'000	US$'000	US$'000
		(Recast)	(Recast)
(Loss)/profit before income tax	(5,266)	37,915	2,594
Prima-facie tax at a rate of 30.0% (2024: 30.0%, 2023: 30.0% )	(1,580)	11,375	778
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
Net R&D tax incentive credit	(1,425)	(13,818)	(4,889)
Remeasurement of provisions	589	4,910	9,183
Share-based payments expense & Employee Share Trust payments	(8,442)	(1,301)	(5,372)
Sundry items	81	371	375
Foreign exchange translation gains	360	-	678
	(10,417)	1,537	753
Current year tax losses not recognized	17,765	40,522	23,197
Difference in overseas tax rates	(5,489)	(37,829)	(25,564)
Income tax expense/(benefit)	1,859	4,230	(1,614)